Long-term Investments - Carrying Amount and Fair Value (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2021	Jul. 01, 2021	Jun. 30, 2021	Dec. 31, 2020
Carrying amount and fair value of the marketable security
Cost Basis	$ 223,385		$ 81,385	$ 96,659
Gross Unrealized Gains	196,627		160,205	204,675
Gross Unrealized Losses	0		0	(12,113)
Fair Value	420,012		241,590	289,221
Showworld
Carrying amount and fair value of the marketable security
Cost Basis	81,385		81,385	81,385
Gross Unrealized Gains	105,384		160,205	204,675
Gross Unrealized Losses	0		0	0
Fair Value	186,769		$ 241,590	286,060
Fair value change gain (loss)	(99,300)
Didi
Carrying amount and fair value of the marketable security
Cost Basis	142,000	$ 142,000
Gross Unrealized Gains	91,243
Gross Unrealized Losses	0
Fair Value	233,243
Fair value change gain (loss)	$ 91,200
Other marketable securities
Carrying amount and fair value of the marketable security
Cost Basis				15,274
Gross Unrealized Gains				0
Gross Unrealized Losses				(12,113)
Fair Value				$ 3,161